Feb. 01, 2016
Thrivent Mutual Funds

Supplement to
Class A Shares Prospectus and
Class S Shares Prospectus,
each dated February 1, 2016, as supplemented February 29, 2016

The prospectuses of the Thrivent Mutual Funds (the “Trust”) are hereby amended as follows.

3.	In each prospectus, the following sentence is added under “Summary Section—Principal Strategies” for each Fund other than Thrivent Money Market Fund:

The Fund may also invest in mutual funds that are only offered to the Fund and its affiliates and that do not charge an investment advisory fee.